COMMON STOCK	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
COMMON STOCK [Text Block]

NOTE 6.      COMMON STOCK.

The Company has authorized 1,500,000,000 shares of common stock, par value $0.001 per share. On April 28, 2011, the Company issued 750,000,000 shares of common stock at a price of $0.000003 per share for total cash proceeds of $2,500. In March and April, 2012, the Company issued 154,500,000 shares of common stock at a price of $0.00016 per share for total cash proceeds of $25,750. On July 30, 2014, the Company issued a total of 2,390,000 shares of common stock to a consultant. The shares were valued at $0.03 per share, the fair market value on the date of issuance. During the six months ended October 31, 2014, the Company recorded stock-based compensation of $35,850 and prepaid expense of $35,850 which will be amortized in fiscal 2015.

In August 2014, the Company sold a total of 110,000 shares of common stock at a price of $0.07 per share to two investors. The shares were sold pursuant to the Company’s registration statement on Form S-1, file number 333 -197508, effective on August 1, 2014. The Company did not engage a placement agent with respect to the sale. The net proceeds received by the Company from the sale of the shares were $7,700.

In September 2014, the Company sold a total of 35,000 shares of common stock at a price of $0.07 per share to two investors. The shares were sold pursuant to the Company’s registration statement on Form S-1, file number 333 -197508, effective on August 1, 2014. The Company did not engage a placement agent with respect to the sale. The net proceeds received by the Company from the sale of the shares were $2,450.

NOTE 4 STOCKHOLDERS’ EQUITY (DEFICIT)

The authorized capital of the Company is 1,500,000,000 common shares with a par value of $0.001 per share.

On March 12, 2013, in connection with the change in control, a former director forgave loans of $3,785 and this was recorded by the Company as contributed capital.

On July 19, 2013, the Company issued 49,330,000 shares of common stock at a price of $0.03 per share for total gross cash proceeds of $1,479,900 in a private placement transaction. The Company incurred $31,104 offering costs related to the private placement.

On March 31, 2014, the Company received written consent from the board of directors to carry out a private placement of up to 170,000,000 shares of common stock at a price of $0.07 per share for maximum gross proceeds of $11,900,000 (the “Private Placement”).